Intangible Assets (Details) - Schedule of intangible assets are comprised	12 Months Ended
Oct. 31, 2022 CAD ($)
Cost [Member]
Schedule of intangible assets are comprised [Abstract]
Balance beginning	$ 198,039
Addition
Balance ending	198,039
Accumulated amortization [Member]
Schedule of intangible assets are comprised [Abstract]
Balance beginning
Addition	20,242
Balance ending	20,242
Carrying amounts [Member]
Schedule of intangible assets are comprised [Abstract]
Balance beginning	198,039
Balance ending	$ 177,797